Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events Text [Text Block]

28. SUBSEQUENT EVENTS

Accounting for Investments in Qualified Affordable Housing Projects

During the first quarter of 2014, Huntington elected to early adopt ASU 2014-01 - Accounting for Investments in Qualified Affordable Housing Projects. The guidance was applied retrospectively to all prior periods presented. See Notes 2 and 21 for more information.

Segment Reorganization

During the first quarter of 2014, business segments were reorganized to drive ongoing growth and leverage the knowledge of the highly experienced team. Huntington now has five major business segments: Retail and Business Banking, Commercial Banking, Automobile Finance and Commercial Real Estate (AFCRE), Regional Banking and The Huntington Private Client Group (RBHPCG), and Home Lending. A Treasury / Other function includes the insurance brokerage business, along with technology and operations, other unallocated assets, liabilities, revenue, and expense. All periods presented have been recast to conform to this classification. See Note 25 for more information.